Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 12. RELATED PARTY TRANSACTIONS AND BALANCES

The related party of the company with whom transactions are reported in these financial statements are as follows:

Name of Individual	Relationship with the Company
Xianchang Ma	Major shareholder, CEO, director of the Company
Liuhong Liu	Beneficial owner of the Company’s common stock
Pan Shi	Beneficial owner of the Company’s common stock
Jin Tian	Beneficial owner of the Company’s common stock
Qiuping Lu	Shareholder, former director and CEO

Due from related party:

	June 30,	December 31,
	2022	2021
Pan Shi	$1,493	-
	$1,493	$-

Due to related parties:

	June 30,	December 31,
	2022	2021
Xianchang Ma	$13,996,198	$15,193,647
Qiuping Lu	58,531	328,869
Liuhong Liu	-	5,619
Pan Shi	319	3,055
Jin Tian	65	68
	$14,055,113	$15,531,258

Due to related parties represent advances from its related parties for the Company’s payment for construction, purchase of equipment, and daily operating expenses. The balances are unsecured, non-interest bearing, and payable on demand.

NOTE 11. RELATED PARTY TRANSACTIONS AND BALANCES

The related party of the company with whom transactions are reported in these financial statements are as follows:

Name of Individual	Relationship with the Company
Xianchang Ma	Major shareholder, CEO, director of the Company
Liuhong Liu	Beneficial owner of the Company’s common stock
Pan Shi	Beneficial owner of the Company’s common stock
Jin Tian	Beneficial owner of the Company’s common stock
Qiuping Lu	Shareholder, former director, CEO

Due to related parties:

	December 31,	December 31,
	2021	2020

Xianchang Ma	$15,193,647	$12,778,230
Qiuping Lu	328,869	-
Liuhong Liu	5,619	5,028
Pan Shi	3,055	6,279
Jin Tian	68
	$15,531,258	$12,789,537

Due to related parties represent advances from its related parties for the Company’s payment for construction, purchase of equipment, and daily operating expenses. The balances are unsecured, non-interest bearing, and payable on demand.